SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
(Loss) Income per share – Basic and Diluted*
Net (loss) income attributable to the Company	[1]	$ (4,679,549)	$ 588,744
Weighted average outstanding ordinary shares-Basic	[1]	715,992	175,944
-dilutive effect of convertible note	[1]		2,825
Weighted average outstanding ordinary shares- Diluted	[1]	715,992	178,769
Earnings (loss) per share attributable to the Company
Basic	[1],[2]	$ (6.54)	$ 3.35
Diluted	[1],[2]	$ (6.54)	$ 3.29

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.